1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

February 4, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          SEI Institutional International Trust Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional International Trust (the “Trust”), we are filing, under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 50 under the 1933 Act (“PEA No. 50”) to the Trust’s Registration Statement on Form N-1A.  As detailed below, this filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making material changes to the principal investment strategies and principal risks of the International Equity Fund and the Emerging Markets Debt Fund.

International Equity Fund

•                  The following material changes have been made to the principal investment strategies of the International Equity Fund (see deleted text):

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stock and warrants. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund’s assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. ~~This allocation among investment strategies aims to diversify the sources from which certain sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). Certain sub-advisers will seek to achieve returns in excess of the Morgan Stanley Capital International (MSCI) EAFE Index, an international equity benchmark. While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing a significant portion of the Fund’s assets in securities~~

Washington    Philadelphia    New York    Los Angeles    San Francisco    Miami    Pittsburgh    Princeton    Chicago

Palo Alto    Dallas    Harrisburg    Irvine    Boston    London    Paris    Brussels    Frankfurt    Beijing   Tokyo

~~other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.~~

~~Certain sub-advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral. These portfolio strategies are included in the Fund’s principal investment strategy described above. The sub-advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a sub-adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index and investing the remaining assets in other types of securities to add excess return. Such remaining assets may be invested in a wide range of asset classes other than international equities. Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or asset-backed securities, securities rated below investment grade (junk bonds) and repurchase or reverse repurchase agreements. The amount of the Fund’s portfolio that may be allocated to derivative strategies is expected to vary over time.~~

The Fund may invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

The Fund may purchase shares of exchange-traded funds to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares directly.

•                  As a result of the removal of the principal investment strategies detailed above, the following risks are no longer principal risks of the International Equity Fund:

Asset-backed securities risk

Below-investment grade securities risk

Corporate fixed income securities risk

Fixed income market risk

Mortgage-backed securities risk

Emerging Markets Debt Fund

•                  Effective April 5, 2011, the following material changes will be made to the principal investment strategies of the Emerging Markets Debt Fund (see bolded text):

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of

Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by an NRSRO, commonly referred to as junk bonds).

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

•                  As a result of the addition of the principal investment strategies detailed above, effective April 5, 2011, the following additional risks will be applicable to the Emerging Markets Debt Fund:

Currency risk

Derivatives risk

Leverage risk

In Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met.  The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission staff.

As counsel to the Trust, we hereby request, in reliance upon the Release, that PEA No. 50 to the Trust’s Registration Statement receive selective review by the Commission and its staff.  Except with respect to the material changes set forth above, there are no material differences in the disclosure contained in PEA

 No. 50 as compared to the disclosure contained in the Trust’s Post-Effective Amendment No. 47 filed with the Commission on December 2, 2009, which was reviewed by the Commission’s staff.

If you have any questions regarding PEA No. 50, please feel free to contact me at (215) 963-5598.

Very truly yours,

/s/ Sean Graber
Sean Graber